SUBSEQUENT EVENTS (Details) ¥ in Thousands	Jan. 07, 2026 USD ($)	Dec. 02, 2025 USD ($)	Nov. 05, 2025 USD ($)	Oct. 22, 2025 USD ($)	Jan. 07, 2026 CNY (¥)	Dec. 25, 2025 USD ($)	Dec. 25, 2025 CNY (¥)	Dec. 05, 2025 USD ($)	Dec. 05, 2025 CNY (¥)	Dec. 02, 2025 CNY (¥)	Nov. 05, 2025 CNY (¥)	Oct. 22, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 USD ($)	Dec. 24, 2024 CNY (¥)	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)
Related party | Mr. Jie Xiao
SUBSEQUENT EVENTS
Maximum guarantee amount													$ 702,346,000,000	¥ 5,000	$ 689,018,000,000	¥ 5,000	$ 1,404,692	¥ 10,000
Subsequent event | Bank of Communications
SUBSEQUENT EVENTS
Debt amount				$ 702,346								¥ 5,000
Debt term				1 year
Effective interest rate				3.20%								3.20%
Subsequent event | Dongguan Bank
SUBSEQUENT EVENTS
Debt amount			$ 702,346								¥ 5,000
Debt term			1 year
Effective interest rate			3.50%								3.50%
Subsequent event | China CITIC Bank
SUBSEQUENT EVENTS
Debt amount						$ 702,346	¥ 5,000	$ 700,941	¥ 4,990
Effective interest rate						3.98%	3.98%
Subsequent event | China CITIC Bank | Related party | Mr. Jie Xiao
SUBSEQUENT EVENTS
Maximum guarantee amount						$ 1,378,037	¥ 10,000
Subsequent event | Bank of Guangzhou
SUBSEQUENT EVENTS
Debt amount	$ 280,938				¥ 2,000
Debt term	1 year
Effective interest rate	2.9167%				2.9167%
Subsequent event | Xingye Bank
SUBSEQUENT EVENTS
Debt amount		$ 561,877								¥ 4,000
Debt term		1 year
Effective interest rate		3.00%								3.00%